Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 63,188	$ 42,418
Accounts receivable	23,299	19,811
Prepaid expenses and other assets	4,020	3,635
Total current assets	90,507	65,864
Property and equipment, net	377	379
Operating lease right-of-use assets	9,987	12,384
Intangible assets, net	71,364	102,697
Goodwill	633,965	633,965
Deferred tax asset	560
Other non-current assets	71	113
Total assets	806,831	815,402
Current liabilities:
Short-term senior note		34,548
Accounts payable and accrued expenses	16,646	10,915
Short-term operating lease liabilities	3,033	2,795
Income taxes payable	2,838	171
Contract liabilities	2,415	1,804
Other current liabilities	717	261
Total current liabilities	25,649	50,494
Bonds		256,133
Long-term borrowings with related party	45,956	86,371
Long-term operating lease liabilities	7,831	10,424
Deferred tax liabilities, net	20,154	24,008
Other non-current liabilities	7,730	7,304
Total liabilities	107,320	434,734
Shareholders' equity:
Common stock	18,924	10,603
Additional paid-in-capital	588,064	344,547
Accumulated other comprehensive income	22,815	9,433
Retained earnings (deficit)	69,708	16,085
Total shareholders' equity	699,511	380,668
Total liabilities and shareholders' equity	$ 806,831	$ 815,402